Summary of significant accounting policies - Schedule of reconciliation for respective periods (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of Revenue	$ 973	$ 29,044	$ 22,647
General and Administrative Expense	1,247	71,086	34,088
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of Revenue	1,136	33,768	26,053
General and Administrative Expense	1,084	66,362	30,682
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of Revenue	(163)	(4,724)	(3,406)
General and Administrative Expense	$ 163	$ 4,724	$ 3,406